NOTE 7 - DEBT (Narrative) (Details) - USD ($)	1 Months Ended				12 Months Ended
	Oct. 23, 2018	Apr. 15, 2018	Apr. 15, 2017	Jul. 19, 2016	Dec. 31, 2018	Sep. 15, 2018	Dec. 31, 2017	Dec. 23, 2017
Debt Instrument [Line Items]
Notes payable outstanding balance					$ 48,330		$ 49,657
Related party loan from CEO [Member]
Debt Instrument [Line Items]
Monthly installments of principal and interest				$ 1,052
Interest rate				7.99%
Notes payable outstanding balance				$ 59,925			48,215
Proceeds from loan				60,000
Fees on loan proceeds				$ 75
Third Party - Insurance Note 1 [Member]
Debt Instrument [Line Items]
Monthly installments of principal and interest	$ 2,234				$ 2,172
Interest rate					9.29%			10.30%
Notes payable outstanding balance					$ 25,066		25,075	$ 25,075
Third Party - Insurance Note 2 [Member]
Debt Instrument [Line Items]
Monthly installments of principal and interest					1,660
Interest rate						10.75%
Notes payable outstanding balance					8,501	$ 15,810	11,679
Third Party - Insurance Note 3 [Member]
Debt Instrument [Line Items]
Notes payable outstanding balance					14,763		12,903
Third Party - Insurance Note 4 [Member]
Debt Instrument [Line Items]
Monthly installments of principal and interest		$ 4,378	$ 4,373
Interest rate		10.25%	9.24%
Notes payable outstanding balance		$ 49,000	$ 49,000		$ 14,763		$ 12,903